SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Operating Leases
Right-of-use assets, costs	$ 268,140	$ 144,978
Accumulated amortization	(117,664)	(70,685)
Disposal due to early termination	(30,595)
Right-of-use assets, net	$ 119,881	$ 74,293